Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total	Common shares [member]	Retained earnings [member] [1]	Other reserves [member]		Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2019		$ 70,192	$ 18,264	$ 44,439	$ 365		$ 63,638	$ 3,884	$ 67,522	$ 2,670		$ 800	$ 37	$ (55)	$ 650	$ (862)
Statement [Line Items]
Net income		4,954		4,837			4,837	114	4,951	3
Other comprehensive income (loss)		(2,041)					(1,945)		(1,945)	(96)		(1,616)	367	(57)	171	(810)
Total comprehensive income		2,913		4,837			2,892	114	3,006	(93)		(1,616)	367	(57)	171	(810)
Shares issued		1,736	56		(9)		47	1,689	1,736
Shares repurchased/redeemed		(679)	(84)	(330)			(414)	(265)	(679)
Dividends and distributions paid to equity holders		(3,527)		(3,272)			(3,272)	(114)	(3,386)	(141)
Share-based payments	[3]	5			5		5		5
Other		(65)		15	(1)		(13)		(13)	(52)	[4]			(27)
Ending Balance at Jul. 31, 2020		70,575	18,236	45,689	360		62,883	5,308	68,191	2,384		(816)	404	(139)	821	(1,672)
Beginning Balance at Oct. 31, 2020		70,503	18,239	46,345	360		62,819	5,308	68,127	2,376		(1,328)	330	(163)	639	(1,603)
Statement [Line Items]
Net income		7,396		6,980			6,980	155	7,135	261
Other comprehensive income (loss)		(1,896)					(1,787)		(1,787)	(109)		(2,519)	(361)	366	(164)	891
Total comprehensive income		5,500		6,980			5,193	155	5,348	152		(2,519)	(361)	366	(164)	891
Shares issued		1,481	254		(23)		231	1,250	1,481
Shares repurchased/redeemed		(1,259)						(1,259)	(1,259)
Dividends and distributions paid to equity holders		(3,529)		(3,276)			(3,276)	(155)	(3,431)	(98)
Share-based payments	[3]	6			6		6		6
Other		(541)		(5)	(174)	[4]	(253)		(253)	(288)	[4]	(59)		(6)	(9)
Ending Balance at Jul. 31, 2021		72,161	18,493	50,044	169		64,720	5,299	70,019	2,142		(3,906)	(31)	197	466	(712)
Beginning Balance at Apr. 30, 2021		70,422
Statement [Line Items]
Net income		2,542
Other comprehensive income (loss)		15
Total comprehensive income		2,557
Ending Balance at Jul. 31, 2021		$ 72,161	$ 18,493	$ 50,044	$ 169		$ 64,720	$ 5,299	$ 70,019	$ 2,142		$ (3,906)	$ (31)	$ 197	$ 466	$ (712)

[1]	Includes undistributed retained earnings of $59 (July 31, 2020 – $63) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 13).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 20).